Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Apr. 01, 2018	Apr. 01, 2018	Jan. 02, 2016	Mar. 27, 2020	Mar. 31, 2019	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Mar. 18, 2020	Dec. 31, 2009	Dec. 31, 2008
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount					$ 80,000
Interest rate basis		LIBOR plus 10.0%			LIBOR plus 10.0%
Proceeds received								$ 15,000	$ 69,723
Glencore Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount								25,000			$ 25,000	$ 25,000
Interest rate basis	LIBOR plus 10.0%		LIBOR plus 15.0%			LIBOR plus 8.0%	LIBOR plus 4.0%
Interest costs capitalized								$ 34,881
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount						$ 140,000
Glencore [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date				Mar. 31, 2023
Project financing threshold amount				$ 100,000
Interest rate				4.00%
Conversion price				$ 0.2223
Proceeds received				$ 7,000
Glencore [Member] | Events after reporting period [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures				20,000						$ 20,000
Glencore [Member] | Events after reporting period [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures				$ 30,000						$ 30,000